Schedule of major related parties (Details) - Forekast limited [member]	12 Months Ended
Dec. 31, 2024
Brandt holdings ltd [member]
IfrsStatementLineItems [Line Items]
Relationship with the group	Shareholder of the Company
Stratifi global limited [member]
IfrsStatementLineItems [Line Items]
Relationship with the group	Shareholder of the Company
Crescent east limited [member]
IfrsStatementLineItems [Line Items]
Relationship with the group	Shareholder of the Company
Joharne limited [member]
IfrsStatementLineItems [Line Items]
Relationship with the group	Shareholder of the Company
Renhari limited [member]
IfrsStatementLineItems [Line Items]
Relationship with the group	Shareholder of the Company
Moira venture limited [member]
IfrsStatementLineItems [Line Items]
Relationship with the group	Shareholder of the Company
Forkast international pte ltd [member]
IfrsStatementLineItems [Line Items]
Relationship with the group	Related party due to a common director
Brandt business services sdn bhd [member]
IfrsStatementLineItems [Line Items]
Relationship with the group	Related party due to a common director